UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08614

Brandes Investment Trust
 (Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
 (Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.35%
Austria - 0.98%
Erste Group Bank AG	144,897	$6,279,179
Brazil - 1.86%
Embraer SA Sponsored - ADR	498,270	11,923,601

China - 1.53%
China Mobile Ltd.	971,000	9,818,794
Finland - 1.44%
Nokia OYJ	1,974,352	9,224,818
France - 15.36%
Carrefour SA	777,615	16,765,662
Compagnie De Saint-Gobain SA	103,099	5,674,166
Engie SA	1,014,349	17,438,146
Orange SA	795,568	13,787,814
Publicis Groupe SA	168,759	11,439,678
Renault SA	70,823	7,109,055
Sanofi	198,700	17,106,427
Schneider Electric SE	110,349	9,355,418
		98,676,366
Hong Kong - 0.93%
First Pacific Co. Ltd.	8,828,000	6,000,892
Italy - 6.20%
Eni SpA	1,062,914	17,588,993
Intesa Sanpaolo SpA	2,729,203	9,055,090
Telecom Italia Rsp	16,938,886	12,015,484
Telecom Italia SpA (a)	1,365,052	1,178,853
		39,838,420
Japan - 15.08%
Astellas Pharma, Inc.	712,100	9,046,002
Dai Nippon Printing Co. Ltd.	274,700	6,115,718
Daiichi Sankyo Co. Ltd.	484,102	12,587,655
Honda Motor Co. Ltd.	370,200	12,634,001
Mitsubishi Tanabe Pharma Corp.	184,300	3,798,442
Mitsubishi UFJ Financial Group, Inc.	1,463,600	10,652,030
MS&AD Insurance Group Holdings, Inc.	246,099	8,301,031
Nissan Motor Co. Ltd.	760,700	7,573,597
Sumitomo Mitsui Trust Holdings, Inc.	258,500	10,227,813
Taisho Pharmaceutical Holdings Co. Ltd.	123,200	9,813,150
Takeda Pharmaceutical Co. Ltd.	107,900	6,109,048
		96,858,487
Mexico - 2.93%
Cemex SAB de CV Sponsored - ADR (a)	1,301,869	9,764,018
Fibra Uno Administracion SA de CV	6,123,709	9,059,819
		18,823,837
Netherlands - 1.79%
AEGON NV	1,812,476	11,516,382
Russia - 3.34%
Mobile TeleSystems PJSC	1,082,859	5,186,448
Oil Company LUKOIL PJSC	139,363	8,064,312
Oil Company LUKOIL PJSC Sponsored - ADR	84,652	4,880,188
Public Joint-Stock Co. Gazprom	1,456,315	3,298,032
		21,428,980

South Africa - 0.77%
Barclays Africa Group Ltd.	336,194	4,925,053
South Korea - 5.14%
Hana Financial Group, Inc.	189,894	8,826,548
Hyundai Mobis Co. Ltd.	49,641	12,195,211
Hyundai Motor Co.	34,861	5,073,552
POSCO	22,382	6,961,948
		33,057,259
Spain - 1.57%
Repsol SA	571,084	10,083,287
Sweden - 1.61%
LM Ericsson Telefon AB - Class B	1,569,826	10,360,428
Switzerland - 7.24%
Credit Suisse Group AG	876,095	15,625,788
Swatch Group Ltd. Bearer	16,049	6,534,802
Swatch Group Ltd. Registered	37,669	2,873,142
Swiss Resources AG	86,180	8,059,619
UBS Group AG	732,140	13,451,431
		46,544,782
United Kingdom - 20.58%
Barclays Plc	3,831,573	10,488,415
BP Plc	2,615,665	18,349,600
G4S Plc	1,685,784	6,077,071
GlaxoSmithKline Plc	993,938	17,601,801
HSBC Holdings Plc	739,540	7,638,007
J Sainsbury Plc	3,103,058	10,104,554
Kingfisher Plc	2,691,048	12,269,691
Marks & Spencer Group Plc	3,079,389	13,064,653
Tesco Plc	5,220,064	14,747,636
Wm Morrison Supermarkets Plc	3,535,297	10,496,203
WPP Plc	630,994	11,399,347
		132,236,978
TOTAL COMMON STOCKS (Cost $601,973,204)		$567,597,543

PREFERRED STOCKS - 3.94%
Brazil - 2.66%
Petroleo Brasileiro SA (a)	1,901,100	$9,225,401
Telefonica Brasil SA	417,300	6,118,043
Telefonica Brasil SA Sponsored - ADR	120,102	1,781,113
		17,124,557
Russia - 1.28%
Surgutneftegas OJSC	16,855,053	8,232,294
TOTAL PREFERRED STOCKS (Cost $20,948,140)		$25,356,851

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 7.40%
State Street Bank and Trust Repurchase Agreement, (Dated 12/29/17), due 01/02/18, 0.20%
[Collateralized by $48,485,000 US Treasury Note, 1.000%, 08/15/18
(Market Value $48,467,448)] (proceeds $47,517,178)	$47,516,122	$47,516,122
TOTAL REPURCHASE AGREEMENTS (Cost $47,516,122)		$47,516,122

Total Investments (Cost $670,437,466) - 99.69%		$640,470,516
Other Assets in Excess of Liabilities - 0.31%		1,992,194
TOTAL NET ASSETS - 100.00%		$642,462,710

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a) Non-income producing security.

Brandes International Equity Fund
Schedule of Investments by Industry
December 31, 2017 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.86%
Auto Components	1.90%
Automobiles	5.04%
Banks	10.60%
Building Products	0.88%
Capital Markets	4.53%
Commercial Services & Supplies	1.90%
Communications Equipment	3.05%
Construction Materials	1.52%
Diversified Financial Services	0.93%
Diversified Telecommunication Services	4.20%
Electrical Equipment	1.46%
Equity Real Estate Investment Trusts	1.41%
Food & Staples Retailing	8.11%
Insurance	4.34%
Media	3.55%
Metals & Mining	1.08%
Multiline Retail	2.03%
Multi-Utilities	2.71%
Oil, Gas & Consumable Fuels	9.70%
Pharmaceuticals	11.84%
Specialty Retail	1.91%
Textiles, Apparel & Luxury Goods	1.46%
Wireless Telecommunication Services	2.34%
TOTAL COMMON STOCKS	88.35%
PREFERRED STOCKS
Diversified Telecommunication Services	1.23%
Oil, Gas & Consumable Fuels	2.71%
TOTAL PREFERRED STOCKS	3.94%
REPURCHASE AGREEMENTS	7.40%
TOTAL INVESTMENTS	99.69%
Other Assets in Excess of Liabilities	0.31%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.22%
Aerospace & Defense - 2.53%
Embraer SA	265,420	$1,600,313
Embraer SA Sponsored - ADR	7,378	176,556
		1,776,869
Auto Components - 1.73%
Hyundai Mobis Co. Ltd.	4,950	1,216,057
Automobiles - 6.07%
Honda Motor Co. Ltd.	37,600	1,283,194
Hyundai Motor Co.	11,771	1,713,112
Nissan Motor Co. Ltd.	127,000	1,264,423
		4,260,729
Banks - 13.14%
Bank of America Corp.	47,769	1,410,141
Barclays Plc	228,395	625,200
Citigroup, Inc.	32,175	2,394,142
Erste Group Bank AG	25,975	1,125,639
HSBC Holdings Plc	87,902	907,856
PNC Financial Services Group, Inc.	7,226	1,042,639
Wells Fargo & Co.	28,404	1,723,271
		9,228,888
Beverages - 0.80%
PepsiCo, Inc.	4,668	559,787
Capital Markets - 8.26%
Bank of New York Mellon Corp.	26,440	1,424,058
Credit Suisse Group AG	94,935	1,693,234
State Street Corp.	10,434	1,018,463
UBS Group AG	90,575	1,664,113
		5,799,868
Communications Equipment - 2.46%
LM Ericsson Telefon AB - Class B	112,809	744,509
Nokia OYJ	210,503	983,539
		1,728,048
Diversified Financial Services - 1.37%
Leucadia National Corp.	36,368	963,388
Diversified Telecommunication Services - 1.06%
Telecom Italia Rsp	1,045,481	741,605
Electrical Equipment - 4.30%
Emerson Electric Co.	17,086	1,190,723
Schneider Electric SE	21,582	1,829,728
		3,020,451
Equity Real Estate Investment Trusts - 0.92%
Fibra Uno Administracion SA de CV	439,345	649,996
Food & Staples Retailing - 5.13%
Carrefour SA	34,285	739,197
J Sainsbury Plc	297,726	969,491
Tesco Plc	447,224	1,263,490
Wm Morrison Supermarkets Plc	212,603	631,213
		3,603,391
Health Care Providers & Services - 7.27%
Cardinal Health, Inc.	16,867	1,033,441
Express Scripts Holding Co. (a)	23,367	1,744,113
HCA Healthcare, Inc. (a)	8,856	777,911
McKesson Corp.	9,960	1,553,262
		5,108,727
Insurance - 2.34%
American International Group, Inc.	16,667	993,020
Swiss Resources AG	6,929	648,005
		1,641,025
Media - 2.89%
Publicis Groupe SA	14,981	1,015,518
WPP Plc	56,266	1,016,485
		2,032,003
Multiline Retail - 1.50%
Marks & Spencer Group Plc	248,544	1,054,476

Multi-Utilities - 2.71%
Engie SA	79,376	1,364,590
Engie SA Registered Shares (Prime De Fidelite 2017)	20,100	345,549
Engie SA Registered Shares (Prime De Fidelite 2018)	11,100	190,825
		1,900,964
Oil, Gas & Consumable Fuels - 11.35%
Apache Corp.	15,952	673,493
BP Plc	292,575	2,052,493
Eni SpA	71,529	1,183,655
Oil Company LUKOIL PJSC Sponsored - ADR	24,494	1,412,079
Public Joint-Stock Co. Gazprom	220,760	499,942
Repsol SA	55,737	984,115
Total SA	21,198	1,170,125
		7,975,902
Pharmaceuticals - 11.98%
Daiichi Sankyo Co. Ltd.	47,000	1,222,097
GlaxoSmithKline Plc	121,138	2,145,252
Merck & Co., Inc.	21,071	1,185,665
Pfizer, Inc.	48,560	1,758,843
Sanofi	24,416	2,102,016
		8,413,873
Software - 1.49%
Microsoft Corp.	12,217	1,045,042
Specialty Retail - 1.65%
Kingfisher Plc	254,571	1,160,703
Technology Hardware, Storage & Peripherals - 2.12%
Samsung Electronics Co. Ltd.	628	1,492,072
Tobacco - 2.73%
Imperial Brands Plc	25,114	1,071,226
KT&G Corp.	7,830	844,767
		1,915,993
Wireless Telecommunication Services - 1.42%
China Mobile Ltd.	99,000	1,001,092
TOTAL COMMON STOCKS (Cost $58,774,199)		$68,290,949

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.91%
State Street Bank and Trust Repurchase Agreement, (Dated 12/29/17), due 01/02/18, 0.20%
[Collateralized by $2,095,000 US Treasury Note, 0.875%, 10/15/18,
(Market Value $2,084,450)] (proceeds $2,040,963)	$2,040,918	$2,040,918
TOTAL REPURCHASE AGREEMENTS (Cost $2,040,918)		$2,040,918

Total Investments (Cost $60,815,117) - 100.13%		$70,331,867
Liabilities in Excess of Other Assets - (0.13)%		(88,812)
TOTAL NET ASSETS - 100.00%		$70,243,055

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a) Non-income producing security.

Brandes Global Equity Fund
Schedule of Investments by Country
December 31, 2017 (Unaudited)

COMMON STOCKS
Austria	1.60%
Brazil	2.53%
China	1.43%
Finland	1.40%
France	12.47%
Italy	2.74%
Japan	5.37%
Mexico	0.92%
Russia	2.72%
South Korea	7.50%
Spain	1.40%
Sweden	1.06%
Switzerland	5.70%
United Kingdom	18.36%
United States	32.02%
TOTAL COMMON STOCKS	97.22%
REPURCHASE AGREEMENTS	2.91%
TOTAL INVESTMENTS	100.13%
Liabilities in Excess of Other Assets	(0.13)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Income Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.72%
Automobiles - 2.29%
Honda Motor Co. Ltd.	700	$23,889
Banks - 7.78%
BB&T Corp.	377	18,744
HSBC Holdings Plc	2,038	21,049
PNC Financial Services Group, Inc.	121	17,459
Wells Fargo & Co.	395	23,965
		81,217
Beverages - 0.69%
PepsiCo, Inc.	60	7,195
Capital Markets - 6.34%
Bank of New York Mellon Corp.	280	15,081
Credit Suisse Group AG	1,123	20,029
UBS Group AG	1,695	31,142
		66,252
Communications Equipment - 2.61%
LM Ericsson Telefon AB - Class B	1,717	11,332
Nokia OYJ	3,400	15,886
		27,218
Diversified Telecommunication Services - 3.44%
Telefonica Brasil SA	2,890	35,895
Electric Utilities - 3.82%
Companhia Paranaense de Energia	3,400	21,935
Enel Chile SA	152,328	18,022
		39,957
Electrical Equipment - 5.31%
Emerson Electric Co.	305	21,256
Schneider Electric SE	403	34,166
		55,422
Equity Real Estate Investment Trusts - 2.04%
Fibra Uno Administracion SA de CV	14,379	21,273
Food & Staples Retailing - 4.17%
J Sainsbury Plc	4,813	15,673
Tesco Plc	6,533	18,457
Wm Morrison Supermarkets Plc	3,159	9,379
		43,509
Health Care Providers & Services - 2.62%
Cardinal Health, Inc.	447	27,388
Household Products - 1.01%
Procter & Gamble Co.	115	10,566
Insurance - 1.54%
Swiss Resources AG	172	16,086
Media - 3.58%
Publicis Groupe SA	228	15,455
WPP Plc	1,215	21,950
		37,405
Multiline Retail - 1.44%
Marks & Spencer Group Plc	3,545	15,040
Multi-Utilities - 3.37%
Engie SA	1,648	28,331
Engie SA Registered Shares (Prime De Fidelite 2018)	400	6,877
		35,208

Oil, Gas & Consumable Fuels - 11.43%
BP Plc	4,439	31,141
Chevron Corp.	77	9,640
Eni SpA	1,651	27,320
Royal Dutch Shell Plc - Class A	814	27,174
Total SA	436	24,067
		119,342
Pharmaceuticals - 14.33%
Daiichi Sankyo Co. Ltd.	600	15,601
GlaxoSmithKline Plc	1,841	32,603
Johnson & Johnson	117	16,347
Merck & Co., Inc.	461	25,941
Pfizer, Inc.	747	27,056
Sanofi	373	32,112
		149,660
Software - 2.60%
Microsoft Corp.	318	27,202
Specialty Retail - 1.69%
Kingfisher Plc	3,880	17,691
Textiles, Apparel & Luxury Goods - 1.87%
Burberry Group Plc	810	19,529
Tobacco - 4.78%
British American Tobacco Plc	143	9,666
Imperial Brands Plc	507	21,626
KT&G Corp.	173	18,665
		49,957
Wireless Telecommunication Services - 0.97%
China Mobile Ltd.	1,000	10,112
TOTAL COMMON STOCKS (Cost $828,457)		$937,013

PREFERRED STOCKS - 9.56%
Banks - 2.40%
Bank of America Corp., 4.000% (3M LIBOR + 0.500%, minimum of 4.000%) (a)	1,067	$25,074
Capital Markets - 5.11%
Goldman Sachs Group, Inc., 3.750% (3M LIBOR + 0.750%, minimum of 3.750%) (a)	1,189	26,812
Morgan Stanley, 4.000% (3M LIBOR + 0.700%, minimum of 4.000%) (a)	1,175	26,602
		53,414
Technology Hardware, Storage & Peripherals - 2.05%
Samsung Electronics Co. Ltd.	11	21,422
TOTAL PREFERRED STOCKS (Cost $78,844)		$99,910

Total Investments (Cost $907,301) - 99.28%		$1,036,923
Other Assets in Excess of Liabilities - 0.72%		7,493
TOTAL NET ASSETS - 100.00%		$1,044,416

Percentages are stated as a percent of net assets.

(a) Variable rate security. This coupon is based on a reference index and spread.

Brandes Global Equity Income Fund
Schedule of Investments by Country
December 31, 2017 (Unaudited)

COMMON STOCKS
Brazil	5.54%
Chile	1.72%
China	0.97%
Finland	1.52%
France	13.50%
Italy	2.62%
Japan	3.78%
Mexico	2.04%
South Korea	1.79%
Sweden	1.08%
Switzerland	6.44%
United Kingdom	24.99%
United States	23.73%
TOTAL COMMON STOCKS	89.72%
PREFERRED STOCKS
South Korea	2.05%
United States	7.51%
TOTAL PREFERRED STOCKS	9.56%
TOTAL INVESTMENTS	99.28%
Other Assets in Excess of Liabilities	0.72%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Opportunities Value Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.14%
Aerospace & Defense - 2.97%
Embraer SA Sponsored - ADR	42,069	$1,006,711
Auto Components - 2.52%
Hyundai Mobis Co. Ltd.	2,256	554,227
Tachi-S Co. Ltd.	16,500	301,041
		855,268
Automobiles - 2.93%
Honda Motor Co. Ltd.	15,900	542,627
Nissan Motor Co. Ltd.	45,500	453,002
		995,629
Banks - 5.98%
Bank of America Corp.	9,327	275,333
Barclays Plc	129,092	353,372
Citigroup, Inc.	7,749	576,603
Erste Group Bank AG	7,277	315,352
Sberbank of Russia OJSC	130,650	510,584
		2,031,244
Beverages - 1.96%
C&C Group Plc	117,419	405,220
Lotte Chilsung Beverage Co. Ltd.	210	260,698
		665,918
Capital Markets - 4.05%
Credit Suisse Group AG	34,768	620,112
State Street Corp.	2,502	244,220
UBS Group AG	27,787	510,524
		1,374,856
Commercial Services & Supplies - 2.80%
De La Rue Plc	51,121	442,769
Mitie Group Plc	195,000	508,654
		951,423
Communications Equipment - 1.12%
LM Ericsson Telefon AB - Class B	57,383	378,712
Construction Materials - 1.01%
Cemex SAB de CV Sponsored - ADR (a)	45,587	341,902
Diversified Financial Services - 2.07%
First Pacific Co. Ltd.	489,340	332,632
Leucadia National Corp.	13,904	368,317
		700,949
Diversified Telecommunication Services - 3.77%
APT Satellite Holdings Ltd.	72,050	31,447
Magyar Telekom Telecommunications Plc	142,546	251,951
Telecom Italia Rsp	700,058	496,581
Telefonica Brasil SA	40,300	500,546
		1,280,525

Electric Utilities - 2.46%
Companhia Paranaense de Energia	54,100	349,022
Reliance Infrastructure Ltd. Sponsored - GDR	18,720	487,317
		836,339
Electrical Equipment - 1.41%
Futaba Corp.	11,300	235,883
Schneider Electric SE	2,868	243,150
		479,033
Equity Real Estate Investment Trusts - 3.48%
Fibra Uno Administracion SA de CV	342,882	507,282
Grivalia Properties Real Estate Investment Co. SA	33,717	372,188
Macquarie Mexico Real Estate Management SA de CV	283,004	298,369
		1,177,839
Food & Staples Retailing - 6.92%
Carrefour SA	24,267	523,205
J Sainsbury Plc	210,082	684,095
Tesco Plc	205,415	580,335
Wm Morrison Supermarkets Plc	189,299	562,024
		2,349,659
Food Products - 1.06%
Marfrig Global Foods SA (a)	163,200	360,141
Health Care Providers & Services - 4.43%
Express Scripts Holding Co. (a)	8,510	635,187
McKesson Corp.	3,492	544,577
Owens & Minor, Inc.	17,185	324,453
		1,504,217
Household Durables - 1.70%
Consorcio ARA SAB de CV	1,482,603	578,338
Industrial Conglomerates - 0.26%
Lotte Corp.	1,456	88,792
Leisure Products - 1.45%
Sankyo Co. Ltd.	15,600	490,570
Machinery - 2.61%
Briggs & Stratton Corp.	25,840	655,561
China Yuchai International Ltd.	9,558	229,392
		884,953
Media - 1.47%
Publicis Groupe SA	7,378	500,133
Metals & Mining - 1.05%
POSCO	1,147	356,776
Multiline Retail - 2.49%
Debenhams Plc	699,387	328,136
Marks & Spencer Group Plc	121,603	515,914
		844,050
Multi-Utilities - 1.57%
Engie SA	26,627	457,757
Engie SA Registered Shares (Prime De Fidelite 2018)	4,400	75,643
		533,400
Oil, Gas & Consumable Fuels - 7.65%
BP Plc	81,935	574,796
Chesapeake Energy Corp. (a)	58,550	231,858
Eni SpA	29,296	484,787
Oil Company LUKOIL PJSC Sponsored - ADR	9,696	558,974
Public Joint-Stock Co. Gazprom Sponsored - ADR	94,099	414,977
World Fuel Services Corp.	11,820	332,615
		2,598,007
Pharmaceuticals - 4.45%
GlaxoSmithKline Plc	38,077	674,311
Kissei Pharmaceutical Co. Ltd.	12,300	347,699
Sanofi	5,674	488,485
		1,510,495

Real Estate Management & Development - 3.77%
Countrywide Plc (a)	300,650	488,121
LSL Property Services Plc	80,891	305,528
St Joe Co. (a)	26,983	487,043
		1,280,692
Semiconductors & Semiconductor Equipment - 1.06%
NuFlare Technology, Inc.	6,000	359,387
Specialty Retail - 1.61%
Kingfisher Plc	119,514	544,918
Technology Hardware, Storage & Peripherals - 1.02%
Samsung Electronics Co. Ltd.	145	344,507
Textiles, Apparel & Luxury Goods - 0.39%
TSI Holdings Co. Ltd.	18,200	133,779
Tobacco - 1.05%
KT&G Corp.	3,304	356,463
Wireless Telecommunication Services - 2.60%
China Mobile Ltd.	66,500	672,451
Sistema JSFC	996,926	209,160
		881,611
TOTAL COMMON STOCKS (Cost $27,024,073)		$29,577,236

PREFERRED STOCKS - 5.92%
Automobiles - 1.95%
Hyundai Motor Co. Ltd.	7,578	$661,982
Banks - 0.87%
Itausa - Investimentos Itau SA	90,108	293,904
Food & Staples Retailing - 1.09%
Companhia Brasileira de Distribuicao	15,600	371,275
Oil, Gas & Consumable Fuels - 2.01%
Petroleo Brasileiro SA (a)	59,640	289,413
Surgutneftegas OJSC	806,094	393,710
		683,123
TOTAL PREFERRED STOCKS (Cost $1,761,504)		$2,010,284

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 6.76%
State Street Bank and Trust Repurchase Agreement, (Dated 12/29/17), due 01/02/18, 0.20%
[Collateralized by $2,355,000 US Treasury Note, 0.875%, 10/15/18,
(Market Value $2,343,140)] (proceeds $2,293,653)	$2,293,602	$2,293,602
TOTAL REPURCHASE AGREEMENTS (Cost $2,293,602)		$2,293,602

Total Investments (Cost $31,079,179) - 99.82%		$33,881,122
Other Assets in Excess of Liabilities - 0.18%		59,741
TOTAL NET ASSETS - 100.00%		$33,940,863

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
GDR Global Depositary Receipt
(a) Non-income producing security.

Brandes Global Opportunities Value Fund
Schedule of Investments by Country
December 31, 2017 (Unaudited)

COMMON STOCKS
Austria	0.93%
Brazil	6.53%
China	2.66%
France	6.74%
Greece	1.10%
Hong Kong	1.07%
Hungary	0.74%
India	1.44%
Ireland	1.19%
Italy	2.89%
Japan	8.44%
Mexico	5.08%
Russia	4.99%
South Korea	5.78%
Sweden	1.11%
Switzerland	3.33%
United Kingdom	19.34%
United States	13.78%
TOTAL COMMON STOCKS	87.14%
PREFERRED STOCKS
Brazil	2.81%
Russia	1.16%
South Korea	1.95%
TOTAL PREFERRED STOCKS	5.92%
REPURCHASE AGREEMENTS	6.76%
TOTAL INVESTMENTS	99.82%
Other Assets in Excess of Liabilities	0.18%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of this Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.20%
Argentina - 2.57%
Adecoagro SA (a)	604,688	$6,252,474
YPF SA Sponsored - Class D - ADR	1,759,293	40,305,403
		46,557,877
Brazil - 10.46%
AES Tiete Energia SA	1,842,367	7,081,541
Banco do Brasil SA	773,915	7,419,845
Companhia Paranaense de Energia	800,010	5,161,199
Embraer SA Sponsored - ADR	2,239,891	53,600,591
Estacio Participacoes SA	4,267,600	42,224,422
Kroton Educacional SA	4,944,300	27,435,204
Marfrig Global Foods SA (a)	12,285,211	27,110,351
Petrobras Distribuidora SA (a)	3,710,500	19,128,018
		189,161,171
Chile - 2.33%
Empresa Nacional de Telecomunicaciones SA	1,335,910	15,007,388
Enel Chile SA	51,051,761	6,040,102
Enel Chile SA Sponsored - ADR	3,724,374	21,154,444
		42,201,934
China - 7.46%
Bosideng International Holdings Ltd.	174,645,000	15,181,710
China Mobile Ltd.	6,208,900	62,784,669
China Yuchai International Ltd.	173,073	4,153,752
Dongfeng Motor Group Co. Ltd. - Class H	29,755,000	35,915,222
Universal Medical Financial & Technical Advisory Services Co. Ltd. (c)	10,295,500	9,879,710
Weiqiao Textile Co. Ltd. - Class H	12,307,077	6,994,045
		134,909,108
Colombia - 1.00%
Grupo Aval Acciones y Valores Grupo Sponsored - ADR	2,127,094	18,080,299
Czech Republic - 0.70%
O2 Czech Republic AS	981,490	12,744,588
Greece - 1.76%
Hellenic Telecommunications Organization SA	2,300,930	31,748,770
Hong Kong - 3.85%
First Pacific Co. Ltd.	28,461,920	19,347,180
Lifestyle China Group Ltd. (a)	15,778,500	4,847,506
Lifestyle International Holdings Ltd.	15,676,500	20,827,491
Luk Fook Holdings International Ltd.	5,733,000	24,618,693
		69,640,870
India - 5.90%
Infosys Ltd.	2,301,608	37,408,987
Reliance Infrastructure Ltd.	3,879,544	33,570,174
Reliance Infrastructure Ltd. Sponsored - GDR	34,348	894,144
Tech Mahindra Ltd.	4,417,451	34,884,903
		106,758,208

Indonesia - 1.72%
PT XL Axiata Tbk (a)	142,507,815	31,090,704
Malaysia - 1.21%
Genting Bhd	9,597,000	21,799,219
Mexico - 7.54%
Cemex SAB de CV Sponsored - ADR (a)	6,004,950	45,037,125
Fibra Uno Administracion SA de CV	29,785,889	44,067,211
Fideicomiso PLA Administradora Industrial S de RL de CV	17,287,809	26,209,769
Macquarie Mexico Real Estate Management SA de CV	17,006,145	17,929,428
Urbi Desarrollos Urbanos SA de CV (a)(d)	10,242,449	3,021,295
		136,264,828
Pakistan - 0.57%
Nishat Mills Ltd.	7,646,760	10,359,679
Panama - 1.16%
Banco Latinoamericano de Comercio Exterior SA - Class E	778,859	20,951,307
Russia - 11.26%
MegaFon PJSC	3,339,785	29,726,260
Mobile TeleSystems PJSC	6,936,730	33,224,079
Oil Company LUKOIL PJSC Sponsored - ADR	908,041	52,348,563
Public Joint-Stock Co. Gazprom	5,318,206	12,043,833
Public Joint-Stock Co. Gazprom Sponsored - ADR	3,939,534	17,373,345
Sberbank of Russia OJSC	8,870,100	34,664,582
Sberbank of Russia OJSC Sponsored - ADR	906,878	15,444,132
Sistema JSFC Sponsored - GDR	2,088,437	8,723,917
		203,548,711
South Africa - 2.79%
Barclays Africa Group Ltd.	3,442,307	50,427,860
South Korea - 11.13%
Hana Financial Group, Inc.	255,390	11,870,898
Hyundai Mobis Co. Ltd.	181,976	44,705,701
KIA Motors Corp.	953,413	29,834,511
KT&G Corp.	489,993	52,864,594
POSCO	58,451	18,181,253
S-1 Corp.	5,893	588,997
Samsung Electronics Co. Ltd.	14,642	34,788,093
Shinhan Financial Group Co. Ltd.	185,013	8,539,688
		201,373,735
Spain - 1.11%
Prosegur Cash SA (c)	6,246,765	20,057,045
Thailand - 3.47%
Bangkok Bank Plc - NVDR	4,653,000	28,840,319
Jasmine Broadband Internet Infrastructure	43,883,700	16,427,774
Siam Commercial Bank PCL	3,794,800	17,418,018
		62,686,111
Turkey - 6.12%
Akbank TAS	7,894,396	20,487,531
Emlak Konut Gayrimenkul Yatirim Ortakligi AG (a)	54,598,840	40,430,783
Turkiye Garanti Bankasi Anonim Sirketi	6,223,640	17,587,025
Turkiye Vakiflar Bankasi Turk Anonim Ortakligi	18,045,378	32,186,708
		110,692,047
United Kingdom - 1.09%
ITE Group Plc	8,002,860	19,638,158
TOTAL COMMON STOCKS (Cost $1,428,197,929)		$1,540,692,229

PREFERRED STOCKS - 11.54%
Brazil - 7.55%
Banco Bradesco SA	1,503,437	$15,330,200
Companhia Brasileira de Distribuicao	1,820,200	43,320,192
Companhia Brasileira de Distribuicao Sponsored - Class A - ADR	709,810	16,730,222
Companhia Paranaense de Energia - COPEL B	1,687,350	12,691,364
Companhia Paranaense de Energia Sponsored - Class B - ADR	2,760	21,059
Petroleo Brasileiro SA (a)	4,608,100	22,361,565
Petroleo Brasileiro Sponsored - ADR (a)	1,123,832	11,047,269
Telefonica Brasil SA	13,500	197,924
Telefonica Brasil SA Sponsored - ADR	1,004,568	14,897,743
		136,597,538
Colombia - 0.43%
Grupo Aval Acciones y Valores SA	17,832,796	7,708,082
Russia - 1.49%
Surgutneftegas OJSC	32,081,832	15,669,311
Surgutneftegas OJSC Sponsored - ADR	2,304,816	11,316,647
		26,985,958
South Korea - 2.07%
Hyundai Motor Co. Ltd.	428,865	37,463,836
TOTAL PREFERRED STOCKS (Cost $201,967,366)		$208,755,414

PARTICIPATORY NOTES - 0.34%
Saudi Arabia - 0.34%
Banque Saudi Fransi (a)(b)(c)(e)	817,188	$6,142,747
TOTAL PARTICIPATORY NOTES (Cost $5,564,661)		$6,142,747

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.24%
State Street Bank and Trust Repurchase Agreement, (Dated 12/29/17), due 01/02/18, 0.20%
[Collateralized by $16,345,000 US Treasury Note, 1.000%, 08/15/18,
(Market Value $16,339,083)] (proceeds $16,019,065)	$16,018,709	$16,018,709
State Street Bank and Trust Repurchase Agreement, (Dated 12/29/17), due 01/02/18, 0.20%
[Collateralized by $25,035,000 US Treasury Note, 0.875%, 10/15/18,
(Market Value $24,908,924)] (proceeds $24,416,727)	24,416,185	24,416,185
TOTAL REPURCHASE AGREEMENTS (Cost $40,434,894)		$40,434,894

Total Investments (Cost $1,676,164,850) - 99.32%		$1,796,025,284
Other Assets in Excess of Liabilities - 0.68%		12,213,409
TOTAL NET ASSETS - 100.00%		$1,808,238,693

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $6,142,747 or 0.34% of the Fund's net assets and is classified as a Level 2 security. See Note 1 in the Notes to Schedule of Investments.

(c)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $36,079,502, which represented 2.00% of the net assets of the Fund.

(d)	Affiliated issuer. See Note 5 in the Notes to Schedule of Investments.
(e)	Represents the underlying security of a participatory note with HSBC Bank Plc. Banque Saudi Fransi has a maturity date of March 24, 2020. See Note 4 in the Notes to Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments by Industry
December 31, 2017 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.96%
Auto Components	2.47%
Automobiles	3.64%
Banks	15.70%
Commercial Services & Supplies	1.14%
Construction Materials	2.49%
Diversified Consumer Services	3.85%
Diversified Financial Services	1.07%
Diversified Telecommunication Services	2.46%
Electric Utilities	3.69%
Equity Real Estate Investment Trusts	8.02%
Food Products	1.85%
Health Care Providers & Services	0.55%
Hotels, Restaurants & Leisure	1.21%
Household Durables	0.17%
Independent Power and Renewable Electricity Producers	0.39%
IT Services	4.00%
Machinery	0.23%
Media	1.09%
Metals & Mining	1.01%
Multiline Retail	1.42%
Oil, Gas & Consumable Fuels	6.75%
Specialty Retail	2.42%
Technology Hardware, Storage & Peripherals	1.92%
Textiles, Apparel & Luxury Goods	1.80%
Tobacco	2.92%
Wireless Telecommunication Services	9.98%
TOTAL COMMON STOCKS	85.20%
PREFERRED STOCKS
Automobiles	2.07%
Banks	1.27%
Diversified Telecommunication Services	0.84%
Electric Utilities	0.70%
Food & Staples Retailing	3.32%
Oil, Gas & Consumable Fuels	3.34%
TOTAL PREFERRED STOCKS	11.54%
PARTICIPATORY NOTES
Banks	0.34%
TOTAL PARTICIPATORY NOTES	0.34%
REPURCHASE AGREEMENTS	2.24%
TOTAL INVESTMENTS	99.32%
Other Assets in Excess of Liabilities	0.68%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.27%
Belgium - 1.51%
D'Ieteren SA	583,102	$26,260,719
Brazil - 5.91%
AES Tiete Energia SA	1,941,857	7,463,952
Embraer SA	9,815,506	59,181,249
Marfrig Global Foods SA (a)	10,886,724	24,024,244
Mills Estruturas e Servicos de Engenharia SA (a)(b)	9,498,900	11,798,097
		102,467,542
Canada - 4.43%
Cameco Corp.	1,035,078	9,553,770
Celestica, Inc. (a)	1,851,834	19,407,220
Dorel Industries, Inc. - Class B (a)(b)	1,665,441	41,205,422
E-L Financial Corp. Ltd. (a)	10,174	6,594,970
		76,761,382
China - 0.79%
Boyaa Interactive International Ltd. (a)	7,968,600	3,296,045
Weiqiao Textile Co. Ltd. - Class H	18,429,000	10,473,100
		13,769,145
France - 1.55%
Savencia SA	138,180	13,382,954
Societe BIC SA	123,388	13,569,956
		26,952,910
Germany - 2.02%
Draegerwerk AG & Co. KGaA	156,726	11,487,799
Rhoen-Klinikum AG	658,027	23,568,393
		35,056,192
Greece - 1.94%
GR Sarantis SA	658,014	9,987,374
Grivalia Properties Real Estate Investment Co. SA	2,136,124	23,579,791
		33,567,165
Hong Kong - 3.06%
APT Satellite Holdings Ltd.	21,097,750	9,208,333
Dickson Concepts International Ltd.	10,889,500	4,251,070
Emperor Watch & Jewellery Ltd.	312,310,000	14,200,284
PAX Global Technology Ltd.	28,461,000	12,749,957
Sinotrans Shipping Ltd.	49,404,500	12,583,751
		52,993,395
Hungary - 1.51%
Magyar Telekom Telecommunications Plc	14,850,384	26,248,135
India - 2.69%
NIIT Technologies Ltd.	1,054,077	10,652,656
Reliance Infrastructure Ltd.	4,164,040	36,031,953
		46,684,609
Ireland - 4.11%
Avadel Pharmaceuticals Plc - ADR (a)	1,515,345	12,425,829
C&C Group Plc (b)	17,024,112	58,751,202
		71,177,031

Japan - 25.93%
Bank of Nagoya Ltd.	297,500	11,575,548
Denki Kogyo Co. Ltd.	406,700	11,501,407
Fuji Media Holdings, Inc.	1,638,600	25,719,459
Funai Electric Co. Ltd. (b)	1,940,800	14,980,779
Futaba Corp.	561,500	11,721,120
Hachijuni Bank Ltd.	4,974,900	28,428,171
Hyakugo Bank Ltd.	5,362,000	25,511,060
Kato Sangyo Co. Ltd.	1,043,800	38,203,332
Kissei Pharmaceutical Co. Ltd.	1,126,300	31,838,490
Komori Corp.	2,495,900	35,023,924
Nippon Seiki Co. Ltd.	419,000	8,988,408
NuFlare Technology, Inc.	273,200	16,364,110
Oita Bank Ltd.	300,900	11,690,722
San-in Godo Bank Ltd.	499,200	4,806,128
Sanki Engineering Co. Ltd.	609,700	7,410,357
Sankyo Co. Ltd.	1,253,100	39,405,947
Sintokogio Ltd.	438,700	5,591,920
Tachi-S Co. Ltd.	1,109,600	20,244,528
Torii Pharmaceutical Co. Ltd.	478,400	12,823,457
Toyo Suisan Kaisha Ltd.	1,097,700	46,861,729
TSI Holdings Co. Ltd.	1,470,500	10,808,873
Tsutsumi Jewelry Co. Ltd.	283,700	5,534,259
Wacoal Holdings Corp.	779,300	24,581,314
		449,615,042
Mexico - 3.74%
Consorcio ARA SAB de CV	43,348,757	16,909,598
Desarrolladora Homex SAB de CV (a)(b)	279,501,983	8,884,360
Fibra Uno Administracion SA de CV	13,695,224	20,261,618
Macquarie Mexico Real Estate Management SA de CV	14,209,590	14,981,045
Urbi Desarrollos Urbanos SA de CV (a)(b)	12,867,533	3,795,636
		64,832,257
Philippines - 0.60%
First Philippine Holdings Corp.	8,360,430	10,383,088
Russia - 0.74%
Sistema JSFC	61,307,424	12,862,604
South Korea - 6.43%
Binggrae Co. Ltd.	271,006	15,973,545
Korean Reinsurance Co.	227,505	2,337,635
Lotte Chilsung Beverage Co. Ltd.	13,957	17,326,471
Lotte Confectionery Co. Ltd. (a)	42,064	5,736,662
Lotte Corp.	427,758	26,086,050
Namyang Dairy Products Co. Ltd.	12,635	8,226,234
S-1 Corp.	159,838	15,975,588
Samchully Co. Ltd.	188,253	19,870,711
		111,532,896
Spain - 2.12%
Hispania Activos Inmobiliarios SOCIMI SA	565,405	10,650,867
Lar Espana Real Estate SOCIMI SA	2,455,784	26,146,067
		36,796,934

United Kingdom - 17.19%
Balfour Beatty Plc	4,691,224	18,764,066
Countrywide Plc (a)(b)	17,087,095	27,741,787
De La Rue Plc	2,966,559	25,693,943
Debenhams Plc (b)	62,286,207	29,223,202
ITE Group Plc	6,830,487	16,761,281
J Sainsbury Plc	12,162,211	39,604,068
LSL Property Services Plc (b)	6,741,648	25,463,452
Mitie Group Plc	12,427,717	32,417,505
Premier Foods Plc (a)	20,750,447	11,976,907
Spirent Communications Plc	7,989,264	11,002,416
Telit Communications Plc (c)	4,372,947	8,813,059
Wm Morrison Supermarkets Plc	17,015,273	50,517,897
		297,979,583
TOTAL COMMON STOCKS (Cost $1,407,519,224)		$1,495,940,629

PREFERRED STOCKS - 2.38%
Brazil - 1.70%
Companhia Paranaense de Energia - COPEL B	3,915,449	$29,449,959
Germany - 0.68%
Draegerwerk AG & Co. KGaA	135,189	11,727,497
TOTAL PREFERRED STOCKS (Cost $42,623,530)		$41,177,456

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 12.34%
State Street Bank and Trust Repurchase Agreement, (Dated 12/29/17), due 01/02/18, 0.20%
[Collateralized by $219,325,000 US Treasury Note, 0.875%, 10/15/18,
(Market Value $218,220,479)] (proceeds $213,942,732)	$213,937,978	$213,937,978
TOTAL REPURCHASE AGREEMENTS (Cost $213,937,978)		$213,937,978

Total Investments (Cost $1,664,080,732) - 100.99%		$1,751,056,063
Liabilities in Excess of Other Assets - (0.99)%		(17,164,044)
TOTAL NET ASSETS - 100.00%		$1,733,892,019

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. See Note 5 in the Notes to Schedule of Investments.
(c)	All or a portion of this security is on loan. See Note 2 in the Notes to Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments by Industry
December 31, 2017 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.41%
Auto Components	1.69%
Banks	4.73%
Beverages	4.39%
Commercial Services & Supplies	5.06%
Communications Equipment	1.81%
Construction & Engineering	1.51%
Distributors	1.51%
Diversified Telecommunication Services	2.04%
Electric Utilities	2.68%
Electrical Equipment	0.68%
Electronic Equipment, Instruments & Components	1.85%
Equity Real Estate Investment Trusts	5.51%
Food & Staples Retailing	7.40%
Food Products	7.28%
Gas Utilities	1.15%
Health Care Equipment & Supplies	0.66%
Health Care Providers & Services	1.36%
Household Durables	4.95%
Independent Power and Renewable Electricity Producers	0.43%
Industrial Conglomerates	1.50%
Insurance	0.52%
Leisure Products	2.27%
Machinery	2.34%
Marine	0.73%
Media	2.45%
Multiline Retail	1.69%
Oil, Gas & Consumable Fuels	0.55%
Personal Products	0.58%
Pharmaceuticals	3.29%
Real Estate Management & Development	3.07%
Semiconductors & Semiconductor Equipment	0.94%
Software	0.80%
Specialty Retail	1.06%
Textiles, Apparel & Luxury Goods	2.96%
Trading Companies & Distributors	0.68%
Wireless Telecommunication Services	0.74%
TOTAL COMMON STOCKS	86.27%
PREFERRED STOCKS
Electric Utilities	1.70%
Health Care Equipment & Supplies	0.68%
TOTAL PREFERRED STOCKS	2.38%
REPURCHASE AGREEMENTS	12.34%
TOTAL INVESTMENTS	100.99%
Liabilities in Excess of Other Assets	(0.99)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.01%
Household Durables - 0.01%
Urbi Desarrollos Urbanos SA de CV (a)	31,277	$9,226
TOTAL COMMON STOCKS (Cost $292,050)		$9,226

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 3.63%
Federal Home Loan Mortgage Corporation - 1.99%
Pool G1-8578, 3.000%, 12/1/2030	$1,889,017	$1,924,500
Pool G0-6018, 6.500%, 4/1/2039	32,676	36,584
Pool A9-3505, 4.500%, 8/1/2040	142,604	152,442
		2,113,526
Federal National Mortgage Association - 1.64%
Pool 254631, 5.000%, 2/1/2018	516	525
Pool 934124, 5.500%, 7/1/2038	49,749	54,825
Pool MA0918, 4.000%, 12/1/2041	315,799	331,641
Pool AS6201, 3.500%, 11/1/2045	1,319,457	1,355,438
		1,742,429
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $3,859,512)		$3,855,955

OTHER MORTGAGE RELATED SECURITIES - 0.07%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 3.584%, 10/25/2036 (c)	$1,748	$1,661
Near Prime Mortgage - 0.07%
Bear Stearns ALT-A Trust
Series 2004-11, 2.232% (1M LIBOR + 0.680%), 11/25/2034 (d)	71,880	71,430
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $69,588)		$73,091

US GOVERNMENTS - 49.47%
Sovereign - 49.47%
United States Treasury Bond
4.750%, 2/15/2037	$1,925,000	$2,564,536
United States Treasury Note
2.000%, 11/15/2021	3,961,000	3,949,241
2.000%, 2/15/2023	15,390,000	15,231,892
2.375%, 8/15/2024	21,055,000	21,122,442
2.250%, 2/15/2027	9,750,000	9,622,031
TOTAL US GOVERNMENTS (Cost $53,134,466)		$52,490,142

ASSET BACKED SECURITIES - 1.89%
Equipment - 0.03%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 4/19/2022	$28,758	$31,355
Student Loan - 1.86%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 2.018% (3M LIBOR + 0.430%), 9/15/2033 (d)	300,000	285,120
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 1.898% (3M LIBOR + 0.310%), 12/15/2038 (d)	400,000	375,939
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 1.878% (3M LIBOR + 0.290%), 6/15/2039 (d)	1,025,000	981,494
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A, 1.828% (3M LIBOR + 0.240%), 12/16/2041 (d)	350,000	330,853
		1,973,406
TOTAL ASSET BACKED SECURITIES (Cost $1,883,872)		$2,004,761

CORPORATE BONDS - 33.30%
Automobiles - 0.94%
General Motors Financial Co., Inc.
2.650%, 4/13/2020	$1,000,000	$1,000,211
Banks & Thrifts - 7.76%
Bank of America Corp.
6.875%, 11/15/2018	1,475,000	1,536,056
Citibank NA
2.100%, 6/12/2020	1,400,000	1,390,844
Fifth Third Bancorp
8.250%, 3/1/2038	175,000	267,227
Goldman Sachs Group, Inc.
7.500%, 2/15/2019	1,025,000	1,083,256
JPMorgan Chase & Co.
7.900%, Perpetual	2,085,000	2,111,063
USB Capital IX
3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual (d)	750,000	678,750
Wells Fargo & Co.
7.980%, Perpetual	1,150,000	1,168,630
		8,235,826
Commercial Services & Supplies - 1.40%
ADT Corp.
3.500%, 7/15/2022	1,510,000	1,487,350
Consumer Products - 0.89%
Avon Products, Inc.
6.500%, 3/1/2019	945,000	945,000
Electric Utilities - 3.19%
Arizona Public Service Co.
8.750%, 3/1/2019	340,000	364,421
Commonwealth Edison Co.
5.900%, 3/15/2036	175,000	229,392
FirstEnergy Corp.
7.375%, 11/15/2031	1,465,000	1,975,846
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (b)	420,000	437,590
Oncor Electric Delivery Co., LLC
7.000%, 9/1/2022	315,000	372,211
		3,379,460
Food, Beverage & Tobacco - 0.79%
Mead Johnson Nutrition Co.
4.900%, 11/1/2019	775,000	811,684
Pilgrim's Pride Corp.
5.875%, 9/30/2027 (b)	25,000	25,750
		837,434
Health Care Providers & Services - 1.38%
Tenet Healthcare Corp.
6.000%, 10/1/2020	1,385,000	1,464,360
Homebuilders - 0.87%
PulteGroup, Inc.
5.500%, 3/1/2026	370,000	402,375
Toll Brothers Finance Corp.
4.875%, 11/15/2025	495,000	517,275
		919,650
Insurance - 1.32%
American International Group, Inc.
6.400%, 12/15/2020	800,000	886,895
CNA Financial Corp.
5.875%, 8/15/2020	135,000	146,026
Voya Financial, Inc.
5.500%, 7/15/2022	335,000	370,152
		1,403,073
Metals & Mining - 1.45%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
12.000%, 11/1/2021	1,030,000	1,109,825
6.375%, 3/15/2024	540,000	431,325
		1,541,150

Oil, Gas & Consumable Fuels - 8.81%
BP Capital Markets Plc
2.241%, 9/26/2018	1,115,000	1,117,050
3.506%, 3/17/2025	810,000	837,883
Chesapeake Energy Corp.
6.125%, 2/15/2021	1,925,000	1,949,063
Chevron Corp.
2.100%, 5/16/2021	1,000,000	991,814
Exxon Mobil Corp.
2.397%, 3/6/2022	745,000	743,804
Ithaca Energy, Inc.
8.125%, 7/1/2019	785,000	792,850
Kinder Morgan, Inc.
4.300%, 6/1/2025	904,000	941,634
Occidental Petroleum Corp.
3.500%, 6/15/2025	405,000	419,396
Range Resources Corp.
5.000%, 3/15/2023	1,375,000	1,368,125
Valero Energy Corp.
9.375%, 3/15/2019	170,000	184,117
		9,345,736
Technology - 0.94%
Microsoft Corp.
2.400%, 2/6/2022	1,000,000	1,000,355
Telecommunications - 3.56%
AT&T, Inc.
3.000%, 6/30/2022	1,480,000	1,482,629
Frontier Communications Corp.
6.250%, 9/15/2021	1,165,000	827,150
Sprint Communications, Inc.
9.000%, 11/15/2018 (b)	1,175,000	1,236,805
Telecom Italia Capital SA
6.999%, 6/4/2018	85,000	86,568
Telefonica Emisiones SAU
5.462%, 2/16/2021	135,000	146,031
		3,779,183
TOTAL CORPORATE BONDS (Cost $34,034,527)		$35,338,788

REPURCHASE AGREEMENTS - 7.33%
State Street Bank and Trust Repurchase Agreement, (Dated 12/29/17), due 01/02/18, 0.20%
[Collateralized by $7,980,000 US Treasury Note, 0.875%, 10/15/18,
(Market Value $7,939,813)] (proceeds $7,782,994)	$7,782,821	$7,782,821
TOTAL REPURCHASE AGREEMENTS (Cost $7,782,821)		$7,782,821

Total Investments (Cost $101,056,836) - 95.70%		$101,554,784
Other Assets in Excess of Liabilities - 4.30%		4,558,576
TOTAL NET ASSETS - 100.00%		$106,113,360

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,700,145, which represented 1.60% of the net assets of the Fund.

(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Variable rate security. The coupon is based on a reference index and spread index.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.03%
Household Durables - 0.03%
Urbi Desarrollos Urbanos SA de CV (a)	176,124	$51,953
TOTAL COMMON STOCKS (Cost $1,887,387)		$51,953

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 2.58%
Federal Home Loan Mortgage Corporation - 1.47%
Pool G1-8578, 3.000%, 12/1/2030	$2,557,663	$2,605,706
Federal National Mortgage Association - 1.11%
Pool AS6201, 3.500%, 11/1/2045	1,920,504	1,972,874
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $4,623,855)		$4,578,580

OTHER MORTGAGE RELATED SECURITIES - 0.00%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities
Series 2006-AR14, 3.584%, 10/25/2036 (c)	$6,081	$5,777
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $6,083)		$5,777

US GOVERNMENTS - 20.85%
Sovereign - 20.85%
United States Treasury Bond
4.750%, 2/15/2037	$12,285,000	$16,366,403
United States Treasury Note
2.375%, 8/15/2024	9,500,000	9,530,430
2.250%, 2/15/2027	11,225,000	11,077,672
TOTAL US GOVERNMENTS (Cost $37,217,284)		$36,974,505

ASSET BACKED SECURITIES - 4.18%
Student Loan - 4.18%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 2.018% (3M LIBOR + 0.430%), 9/15/2033 (d)	$1,500,000	$1,425,600
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 1.898% (3M LIBOR + 0.310%), 12/15/2038 (d)	1,865,000	1,752,817
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 1.878% (3M LIBOR + 0.290%), 6/15/2039 (d)	4,420,000	4,232,395
TOTAL ASSET BACKED SECURITIES (Cost $7,033,756)		$7,410,812

CORPORATE BONDS - 69.77%
Automobiles - 1.95%
General Motors Financial Co, Inc.
2.650%, 4/13/2020	$3,460,000	$3,460,730
Banks & Thrifts - 15.62%
Bank of America Corp.
6.875%, 11/15/2018	5,270,000	5,488,147
Citibank NA
2.100%, 6/12/2020	5,592,000	5,555,426

Goldman Sachs Group, Inc.
7.500%, 2/15/2019	3,700,000	3,910,291
JPMorgan Chase & Co.
7.900%, Perpetual	6,305,000	6,383,813
USB Capital IX
3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual (d)	3,250,000	2,941,250
Wells Fargo & Co.
7.980%, Perpetual	3,380,000	3,434,756
		27,713,683
Commercial Services & Supplies - 3.26%
ADT Corp.
3.500%, 7/15/2022	5,865,000	5,777,025
Consumer Products - 2.20%
Avon Products, Inc.
6.500%, 3/1/2019	3,905,000	3,905,000
Electric Utilities - 4.93%
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	5,327,368
Israel Electric Corp. Ltd.
7.250%, 1/15/2019 (b)	3,275,000	3,412,157
		8,739,525
Food, Beverage & Tobacco - 1.74%
Mead Johnson Nutrition Co.
4.900%, 11/1/2019	2,850,000	2,984,904
Pilgrim's Pride Corp.
5.875%, 9/30/2027 (b)	105,000	108,150
		3,093,054
Health Care Providers & Services - 3.15%
Tenet Healthcare Corp.
6.000%, 10/1/2020	5,290,000	5,593,117
Homebuilders - 2.00%
PulteGroup, Inc.
5.500%, 3/1/2026	1,615,000	1,756,312
Toll Brothers Finance Corp.
4.875%, 11/15/2025	1,710,000	1,786,950
		3,543,262
Insurance - 3.89%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,087,504
CNA Financial Corp.
5.875%, 8/15/2020	1,250,000	1,352,091
Voya Financial, Inc.
5.500%, 7/15/2022	2,220,000	2,452,946
		6,892,541
Metals & Mining - 2.92%
Cloud Peak Energy Resources, LLC / Cloud Peak Energy Finance Corp.
12.000%, 11/1/2021	3,570,000	3,846,675
6.375%, 3/15/2024	1,665,000	1,329,919
		5,176,594
Oil, Gas & Consumable Fuels - 17.57%
BP Capital Markets Plc
2.241%, 9/26/2018	3,235,000	3,240,949
3.506%, 3/17/2025	3,375,000	3,491,179
Chesapeake Energy Corp.
6.125%, 2/15/2021	7,860,000	7,958,250
Chevron Corp.
2.100%, 5/16/2021	3,460,000	3,431,675

Ithaca Energy, Inc.
8.125%, 7/1/2019	2,975,000	3,004,750
Kinder Morgan, Inc.
4.300%, 6/1/2025	1,921,000	2,000,972
Occidental Petroleum Corp.
3.500%, 6/15/2025	1,705,000	1,765,607
Range Resources Corp.
5.000%, 3/15/2023	4,840,000	4,815,800
Valero Energy Corp.
9.375%, 3/15/2019	1,340,000	1,451,278
		31,160,460
Technology - 1.95%
Microsoft Corp.
2.400%, 2/6/2022	3,460,000	3,461,227
Telecommunications - 8.59%
AT&T, Inc.
3.000%, 6/30/2022	5,235,000	5,244,300
Frontier Communications Corp.
6.250%, 9/15/2021	4,720,000	3,351,200
Sprint Communications, Inc.
9.000%, 11/15/2018 (b)	4,060,000	4,273,556
Telecom Italia Capital SA
6.999%, 6/4/2018	840,000	855,498
Telefonica Emisiones SAU
5.462%, 2/16/2021	1,390,000	1,503,579
		15,228,133
TOTAL CORPORATE BONDS (Cost $117,630,611)		$123,744,351

REPURCHASE AGREEMENTS - 1.35%
State Street Bank and Trust Repurchase Agreement, (Dated 12/29/17), due 01/02/18, 0.20%
[Collateralized by $2,435,000 US Treasury Note, 1.000%, 08/15/18,
(Market Value $2,434,119)] (proceeds $2,385,813)	$2,385,760	$2,385,760
TOTAL REPURCHASE AGREEMENTS (Cost $2,385,760)		$2,385,760

Total Investments (Cost $170,784,736) - 98.76%		$175,151,738
Other Assets in Excess of Liabilities - 1.24%		2,207,017
TOTAL NET ASSETS - 100.00%		$177,358,755

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,793,863, which represented 4.39% of the net assets of the Fund.

(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Variable rate security. The coupon is based on a reference index and spread.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC. This information is unaudited.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
December 31, 2017 (Unaudited)

1)	Significant Accounting Policies

The Brandes International Equity Fund ("International Equity Fund"), Brandes Global Equity Fund ("Global Equity Fund"), Brandes Global Equity Income Fund ("Global Equity Income Fund"), Brandes Global Opportunities Value Fund ("Global Opportunities Value Fund"), Brandes Emerging Markets Value Fund ("Emerging Markets Value Fund"), Brandes International Small Cap Equity Fund ("International Small Cap Equity Fund"),  Brandes Core Plus Fixed Income Fund ("Core Plus Fixed Income Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds" or the "Trust") have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.  As of December 31, 2017, the International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, International Small Cap Equity Fund, Core Plus Fixed Income Fund and SMART Fund had securities with market values of $474,978,758, $36,344,430, $549,278, $14,829,821, $667,596,280, $765,423,154, $0 and $0 that represent 74.16%, 51.68%, 52.97%, 43.77%, 37.17%, 43.71%, 0.00% and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of December 31, 2017 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of December 31, 2017, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description		Level 1	Level 2	Level 3	Total

Investments in Securities
International Equity Fund
Common Stocks
	Consumer Discretionary	$ 24,464,902	$ 77,701,827	$ -	$ 102,166,729
	Consumer Staples	25,243,839	26,870,216	-	52,114,055
	Energy	4,880,188	66,609,626	-	71,489,814
	Financials	-	131,047,278	-	131,047,278
	Health Care	-	76,062,525	-	76,062,525
	Industrials	18,000,672	21,145,301	-	39,145,973
	Information Technology	-	19,585,246	-	19,585,246
	Materials	9,764,018	6,961,948	-	16,725,966
	Real Estate	9,059,819	-	-	9,059,819
	Telecommunication Services	-	41,987,393	-	41,987,393
	Utilities	-	17,438,146	-	17,438,146
Total Common Stocks		91,413,438	485,409,506	-	576,822,944
Preferred Stocks
	Energy	-	8,232,294	-	8,232,294
	Telecommunication Services	1,781,113	6,118,043	-	7,899,156
Total Preferred Stocks		1,781,113	14,350,337	-	16,131,450
Repurchase Agreement		-	47,516,122	-	47,516,122
Total Investments in Securities		$ 93,194,551	$ 547,275,965	$ -	$ 640,470,516

Global Equity Fund
	Common Stocks
		Consumer Discretionary	$ 2,376,760	$ 7,347,207	$ -	$ 9,723,967
		Consumer Staples	3,299,256	2,779,915	-	6,079,171
		Energy	2,085,573	5,890,330	-	7,975,903
		Financials	10,969,122	6,664,048	-	17,633,170
		Health Care	8,053,235	5,469,365	-	13,522,600
		Industrials	2,967,592	1,829,728	-	4,797,320
		Information Technology	1,045,042	3,220,120	-	4,265,162
		Real Estate	649,996	-	-	649,996
		Telecommunication Services	-	1,742,697	-	1,742,697
		Utilities	-	1,900,963	-	1,900,963
	Total Common Stocks		31,446,576	36,844,373	-	68,290,949
	Repurchase Agreements		-	2,040,918	-	2,040,918
	Total Investments in Securities		$ 31,446,576	$ 38,885,291	$ -	$ 70,331,867

Global Equity Income Fund
	Common Stocks
		Consumer Discretionary	$ 17,691	$ 95,864	$ -	$ 113,555
		Consumer Staples	64,262	46,965	-	111,227
		Energy	9,640	109,702	-	119,342
		Financials	75,249	88,306	-	163,555
		Health Care	96,732	80,316	-	177,048
		Industrials	21,255	34,166	-	55,421
		Information Technology	27,202	27,218	-	54,420
		Real Estate	21,273	-	-	21,273
		Telecommunication Services	35,895	10,112	-	46,007
		Utilities	39,957	35,208	-	75,165
	Total Common Stocks		409,156	527,857	-	937,013
	Preferred Stocks
		Financials	78,488	-	-	78,488
		Information Technology	-	21,422	-	21,422
	Total Preferred Stocks		78,488	21,422	-	99,910
	Total Investments in Securities		$ 487,644	$ 549,279	$ -	$ 1,036,923

Global Opportunities Value Fund
Common Stocks
	Consumer Discretionary	$ 2,005,618	$ 2,937,066	$ -	$ 4,942,684
	Consumer Staples	2,119,661	1,701,311	-	3,820,972
	Energy	1,538,424	1,348,996	-	2,887,420
	Financials	1,464,473	2,642,576	-	4,107,049
	Health Care	1,504,217	1,510,495	-	3,014,712
	Industrials	2,843,087	479,033	-	3,322,120
	Information Technology	-	1,082,607	-	1,082,607
	Materials	341,903	356,776	-	698,679
	Real Estate	2,458,531	-	-	2,458,531
	Telecommunication Services	531,993	1,630,143	-	2,162,136
	Utilities	349,022	1,020,717	-	1,369,739
Total Common Stocks		15,156,929	14,709,720	-	29,866,649
Preferred Stocks
	Consumer Discretionary	-	661,982	-	661,982
	Consumer Staples	-	371,275	-	371,275
	Energy	-	393,710	-	393,710
	Financials	-	293,904	-	293,904
Total Preferred Stocks		-	1,720,871	-	1,720,871
Repurchase Agreements		-	2,293,602	-	2,293,602
Total Investments in Securities		$ 15,156,929	$ 18,724,193	$ -	$ 33,881,122

Emerging Markets Value Fund
Common Stocks
	Consumer Discretionary	$ 221,352,013	$ 105,178,860	$ -	$ 326,530,873
	Consumer Staples	86,227,419	-	-	86,227,419
	Energy	110,027,311	34,405,398	-	144,432,709
	Financials	83,316,058	219,949,334	-	303,265,392
	Health Care	-	9,879,710	-	9,879,710
	Industrials	78,400,385	-	-	78,400,385
	Information Technology	34,884,904	72,197,080	-	107,081,984
	Materials	45,037,125	18,181,253	-	63,218,378
	Real Estate	104,634,181	40,430,783	-	145,064,964
	Telecommunication Services	90,591,451	134,458,925	-	225,050,376
	Utilities	39,437,286	34,464,318	-	73,901,604
Total Common Stocks		893,908,133	669,145,661	-	1,563,053,794
Preferred Stocks
	Consumer Discretionary	-	37,463,836	-	37,463,836
	Consumer Staples	16,730,222	43,320,191	-	60,050,413
	Energy	22,363,915	15,669,312	-	38,033,227
	Financials	7,708,082	15,330,201	-	23,038,283
	Telecommunication Services	14,897,743	197,924	-	15,095,667
	Utilities	21,059	12,691,364	-	12,712,423
Total Preferred Stocks		61,721,021	124,672,828	-	186,393,849
Participatory Notes
	Financials	-	6,142,747	-	6,142,747
Total Participatory Notes		-	6,142,747	-	6,142,747
Repurchase Agreement		-	40,434,894	-	40,434,894
Total Investments in Securities		$ 955,629,154	$ 840,396,130	$ -	$ 1,796,025,284

International Small Cap Equity Fund
Common Stocks
	Consumer Discretionary	$ 163,298,647	$ 158,929,593	$ -	$ 322,228,240
	Consumer Staples	157,152,288	209,506,382	-	366,658,670
	Energy	9,553,770	-	-	9,553,770
	Financials	8,932,605	82,011,629	-	90,944,234
	Health Care	23,913,628	68,230,340	-	92,143,968
	Industrials	171,220,089	78,511,387	-	249,731,476
	Information Technology	53,812,248	39,974,620	-	93,786,868
	Real Estate	122,678,560	26,146,067		148,824,627
	Telecommunication Services	9,208,333	39,110,739	-	48,319,072
	Utilities	27,334,663	46,415,041	-	73,749,704
Total Common Stocks		747,104,831	748,835,798	-	1,495,940,629
Preferred Stocks
	Health Care	11,727,497	-	-	11,727,497
	Utilities	-	29,449,959	-	29,449,959
Total Preferred Stocks		11,727,497	29,449,959	-	41,177,456
Repurchase Agreements		-	213,937,978	-	213,937,978
Total Investments in Securities		$ 758,832,328	$ 992,223,735	$ -	$ 1,751,056,063

Core Plus Fixed Income Fund
	Common Stocks	$ 9,226	$ -	$ -	$ 9,226
	Asset Backed Securities	-	2,004,761	-	2,004,761
	Corporate Bonds	-	35,338,788	-	35,338,788
	Government Securities	-	52,490,142	-	52,490,142
	Mortgage Backed Securities	-	3,929,046	-	3,929,046
	Repurchase Agreements	-	7,782,821	-	7,782,821
	Total Investments in Securities	$ 9,226	$ 101,545,558	$ -	$ 101,554,784

SMART Fund
	Common Stocks	$ 51,953		$ -	51,953
	Asset Backed Securities	-	7,410,812	-	7,410,812
	Corporate Bonds	-	123,744,351	-	123,744,351
	Government Securities	-	36,974,505	-	36,974,505
	Mortgage Backed Securities	-	4,584,357	-	4,584,357
	Repurchase Agreements	-	2,385,760	-	2,385,760
	Total Investments in Securities	$ 51,953	$ 175,099,785	$ -	$ 175,151,738

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting periods:

	International Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Opportunities Value Fund	Emerging Markets Value Fund	International Small Cap Equity Fund

Transfers into Level 1	$ 45,289,608	$ 4,485,016	$ 54,812	$ 2,836,743	$ 211,957,520	$ 170,137,626
Transfers out of Level 1	(15,343,445)	-	-	(1,359,812)	(137,480,212)	(157,111,769)
Net Transfers into Level 1	$ 29,946,163	$ 4,485,016	$ 54,812	$ 1,476,931	$ 74,477,308	$ 13,025,857

Transfers into Level 2	$ 15,343,445	$ -	$ -	$ 1,359,812	$ 137,480,212	$ 157,111,769
Transfers out of Level 2	(45,289,608)	(4,485,016)	(54,812)	(2,836,743)	(211,957,520)	(170,137,626)
Net Transfers out of Level 2	$ (29,946,163)	$ (4,485,016)	$ (54,812)	$ (1,476,931)	$ (74,477,308)	$ (13,025,857)

There were no transfers into or out of Levels 1 or 2 during the period presented for the Core Plus Fixed Income Fund or SMART Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on December 31, 2017.  The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on a stock exchange on December 31, 2017.

There were no Level 3 securities in the International Equity, Global Equity, Global Equity Income, Global Opportunities Value, Emerging Markets Value Fund, International Small Cap Equity Fund, Core Plus Fixed Income and SMART Funds at the beginning or during the periods presented.

2)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of December 31, 2017, the International Equity Fund, Global Equity Fund, Global Equity Income Fund, Global Opportunities Value Fund, Emerging Markets Value Fund, Core Plus Fixed Income Fund and SMART Fund did not have any securities on loan. This security on loan within the International Small Cap Equity Fund had a market value of $5,762,595 and received non-cash collateral for the loans of $6,110,390, and can be found in the International Small Cap Equity Fund’s Schedule of Investments. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund's Schedule of Investments.

3)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian.  To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.  At December 31, 2017, the Funds ongoing exposure to the economic return on repurchase agreements is shown on the Schedule of Investments.

4)	Participatory Notes

The International Equity, Global Equity, Global Equity Income, Global Opportunities Value, Emerging Markets Value and International Small Cap Equity Funds may invest in participatory notes.  Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying security or securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust.  Participatory notes constitute general unsecured, unsubordinated contractual obligations of the bank or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option).  The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note.  The advisor has established guidelines for monitoring participatory note exposure for the Funds.  Prior to investment in a participatory note, the advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis.  The advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as: Moody's, Fitch, and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on certain derivative assets in order to appropriately reflect the credit quality of the counterparty.  During the quarter ended December 31, 2017, the Funds did not make any counterparty credit risk valuation adjustments.

The International Equity, Global Equity, Global Equity Income, Global Opportunities Value and International Small Cap Equity Funds did not invest in any participatory notes at or during the period ended December 31, 2017. The Emerging Markets Value Fund invested in a participatory note with HSBC Bank Plc. The average monthly market value of Banque Saudi Fransi was $6,278,625, during the quarter ended December 31, 2017. As a result of the investment in the participation note, the Emerging Markets Value Fund recognized a net unrealized gain of $578,086. The market value of this security on December 31, 2017 was $6,142,747, and can be found in the Emerging Market Value Fund’s Schedule of Investments.

5)	Transactions with Affiliates

The following issuers was affiliated with the Emerging Markets Value Fund and International Small Cap Equity Fund, as the Emerging Market Value Fund and International Small Cap Equity Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2017 through December 31, 2017. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

Emerging Markets Value Fund
Issuer Name	Share Balance At October 1, 2017	Additions	Reductions	Share Balance At December 31, 2017	Dividend Income	Change in Unrealized Depreciation	Realized Gain	Value At December 31, 2017
Urbi Desarrollos Urbanos SA de CV	10,242,449	-	-	10,242,449	$-	$(1,169,054)	$-	$3,021,295
					$-	$(1,169,054)	$-	$3,021,295

International Small Cap Equity Fund
Issuer Name	Share Balance At October 1, 2017	Additions	Reductions	Share Balance At December 31, 2017	Dividend Income	Change in Unrealized Appreciation/ Depreciation	Realized Gain/Loss	Value At December 31, 2017
C&C Group Plc	16,714,412	309,700	-	17,024,112	$1,030,781	$(2,605,584)	$-	$58,751,202
Countrywide Plc	15,257,124	1,829,971	-	17,087,095	-	2,736,779	-	27,741,787
Debenhams Plc	61,009,910	1,276,297	-	62,286,207	1,986,434	(11,873,605)	-	29,223,202
Desarrolladora Homex SAB de CV	48,856,674	230,645,309	-	279,501,983	-	(4,480,248)	34,183	8,884,360
Dorel Industries, Inc.	1,597,184	68,257	-	1,665,441	499,632	1,314,022	-	41,205,422
Funai Electric Co. Ltd.	1,940,800	-	-	1,940,800	-	(194,038)	-	14,980,779
LSL Property Services Plc	6,965,771	-	224,123	6,741,648	-	5,179,859	(825,052)	25,463,452
Mills Estruturas e Servicos de Engenharia SA	9,498,900	-	-	9,498,900	-	(2,118,167)	-	11,798,097
Samchully Co. Ltd. (1)	208,685	-	20,432	188,253	442,744	4,199,370	(521,432)	19,870,711
Urbi Desarrollos Urbanos SA de CV	12,867,533	-	-	12,867,533	-	(1,468,676)	-	3,795,636
					$3,959,591	$(9,310,288)	$(1,312,301)	$241,714,648

(1) Issuer was not an affiliate as of December 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Ac
t (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President/Principal Executive Officer

Date  February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President/Principal Executive Officer

Date  February 26, 2018

By (Signature and Title)* /s/ Gary Iwamura
                                             Gary Iwamura, Treasurer/Principal Financial Officer

Date  February 26, 2018

* Print the name and title of each signing officer under his or her signature.